Condensed Consolidated Statements of Operations Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating expenses:
General and administrative	$ 767,988	$ 418,786	$ 4,447,781	$ 3,181,927
Research and development	985,751	609,378	1,711,177	189,000
Loss from Operations	(1,753,739)	(1,028,164)	(6,158,958)	(3,370,927)
Other Income (Expense)
Foreign exchange (loss) gain			775	(52,976)
Changes in fair value of derivative liabilities	(2,996,000)	327,440	(27,872,585)	581
Accretion of discount on convertible notes				(492,296)
Interest and financing charges			(10,925)	(83,247)
Loss on extinguishment of debt				(26,884,231)
Loss on settlement agreement			(24,697)
Net Loss	$ (4,749,739)	$ (700,724)	(34,066,390)	(30,883,096)
Other comprehensive income
Foreign exchange translation adjustment				58,334
TOTAL COMPREHENSIVE LOSS			$ (34,066,390)	$ (30,824,762)
Basic and Diluted Net Loss per Share	$ (0.07)	$ (0.03)	$ (0.78)	$ (2.00)
Weighted Average Number of Common Shares Outstanding	70,593,236	27,611,255	43,947,067	15,465,213